Fair Value Measurements - Contractual Maturity of Investments in Available-for-sale Securities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available-For-Sale Marketable Securities [Abstract]
Due in one year or less		$ 0
Due over one year		2,368
Total available-for-sale marketable securities	$ 0	2,368
Allowance for expected credit losses		$ 0